GENERAL (Details) $ in Thousands		6 Months Ended
	Oct. 18, 2023 shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Reverse share split, additional shares issued (in shares) | shares	15,890
Unrestricted cash balance		$ 36,274	$ 37,488	$ 41,232
Short-term investments		24,227		44,395
Accumulated deficit		872,106		$ 836,136
Cash flows used in operating activities		$ 38,032	$ 46,455
Stock reverse split, ratio	0.0333